Research and Development Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research And Development Costs
Research and development costs	€ 31,153	€ 31,923	€ 23,401